EMPLOYEE BENEFIT PLANS - Defined benefit pension plan (Details) - Defined benefit obligation - Defined benefit pension plan - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Colombia
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	$ 127,132	$ 129,028
Interest cost	7,011	7,244
Net actuarial loss / (gain) due to changes in demographic assumptions	(7,459)	23
Actuarial (gain)/loss - experience	(5,121)	2,846
Benefits paid	(11,545)	(12,009)
Defined obligation, unfunded as of December 31	110,018	127,132
Panama
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	5,920	5,371
Interest cost	150	164
Actuarial (gain)/loss - financial assumptions	266	353
Actuarial (gain)/loss - experience	(825)	372
Benefits paid	(383)	(572)
Foreign currency translation effect	897	232
Defined obligation, unfunded as of December 31	6,025	5,920
Guatemala
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	30,152	28,753
Current cost of service	1,664	1,165
Interest cost	2,253	2,597
Actuarial (gain)/loss - financial assumptions	13,840	(2,052)
Benefits paid	(1,347)	(1,251)
Foreign currency translation effect	6,211	940
Defined obligation, unfunded as of December 31	$ 52,773	$ 30,152